N-4	Jun. 10, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCT C OF NORTHWESTERN MUT LIFE INS CO
Entity Central Index Key	0000790163
Entity Investment Company Type	N-4
Document Period End Date	Jun. 10, 2024
Amendment Flag	false
Individual Flexible Payment Variable Annuity Network Edition
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Adviser Change for Commodity Return Strategy Portfolio – Class 2Effective May 1, 2024, UBS Asset Management (Americas) LLC has replaced Credit Suisse Asset Management, LLC as the adviser for the Commodity Return Strategy Portfolio – Class 2. Please note that some systems and forms may temporarily reference the previous adviser for this Portfolio.Considering these changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table and related footnotes are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 year
Total return	Commodity Return Strategy Portfolio – Class 2[9]	UBS Asset Management (Americas) LLC[10]	0.78%	-8.90%	N/A	16.48%
[10]Effective May 1, 2024, Credit Suisse Asset Management, LLC merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Portfolio.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 year
Total return	Commodity Return Strategy Portfolio – Class 2[9]	UBS Asset Management (Americas) LLC[10]	0.78%	-8.90%	N/A	16.48%

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Name [Text Block]	Portfolio
Individual Flexible Payment Variable Annuity Network Edition | CommodityReturnStrategyPortfolioClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Name [Text Block]	Commodity Return Strategy Portfolio – Class 2[9]
Portfolio Company Subadviser [Text Block]	UBS Asset Management (Americas) LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(8.90%)
Average Annual Total Returns, 10 Years [Percent]	16.48%